Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
	2015	2014

Tax based on statutory rates	$(13,000)	$24,189
Tax effect on realized losses on properties	-	-
Benefit of REIT distributions	13,000	(24,189)

Total tax provision	$ -	$ -